Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenue	$ 327,274	$ 315,362
Flights | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Total Revenue	308,283	303,299
Aircraft Management Services | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Total Revenue	1,942	0
Memberships | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	4,005	5,458
MRO | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	7,166	4,606
Fractional ownership purchase price | Services transferred over time:
Disaggregation of Revenue [Line Items]
Total Revenue	$ 5,877	$ 1,999